Income Taxes, Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure
Income taxes receivable	$ 70,094	$ 113,708
Federal
Income Tax Disclosure
Income taxes receivable	66,785	108,820
State
Income Tax Disclosure
Income taxes receivable	$ 3,309	$ 4,391